K&L Gates LLP

One Lincoln Street

Boston, MA 02111

July 25, 2019

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Hedge Fund Guided Portfolio Solution (File Nos. 333-[        ] and 811-23347)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of the above captioned fund (the “Registrant”) is Amendment No. 8 to the Registrant’s registration under the 1940 Act (the “Registration Statement”). As discussed with the staff (“Staff”) of the Securities and Exchange Commission (“SEC”), the Registration Statement is being filed to register additional shares of the Registrant, and represents the annual update for the Registrant that would, if the Registrant were an open-end investment company, be filed pursuant to Rule 485(b). The Registration Statement is being filed in conjunction with a Form AW filing that requests the withdrawal of the Registrant’s previously filed annual update registration statement (the “Prior Registration Statement”) because the Prior Registration Statement did not register additional shares of the Registrant. The Registration Statement filed herewith reflects the Staff’s comments on the Prior Registration Statement and includes the Registrant’s annual audited financial statements, but is otherwise identical to the Prior Registration Statement, except as necessary to reflect the additional shares being registered. For this reason, the Registrant respectfully requests no or limited review of this Registration Statement, and seeks effectiveness no later than July 31, 2019.

The SEC Staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The SEC Staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

To facilitate your review, at your request we can send to you under separate cover marked versions of the prospectus and statement of additional information showing changes from the Prior Registration Statement.

Thank you for your attention to these matters. Please direct any questions to the undersigned at (617) 951-9053 or to George Zornada at (617) 261-3231.

Sincerely,

/s/ Abigail P. Hemnes

Abigail P. Hemnes